401(k) Savings Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
401(k) Savings Plan
12. 401(k) Savings Plan
The Company has a defined-contribution savings plan under IRC Section 401(k). The 401(k) Plan covers all employees who meet the defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis. As of December 31, 2022 and 2021 the Company accrued no employee compensation costs for employer contributions payable to eligible employees.